Investment Properties	6 Months Ended
Jun. 30, 2022
Disclosure of investment property [Abstract]
INVESTMENT PROPERTIES

7. INVESTMENT PROPERTIES

The following table includes summarized information of the Group’s investment properties:

	30 June 2022
	Commercial building	Lands*	Total
	USD ’000	USD ’000	USD ’000

Opening balance	15,683	625	16,308
Additions	11	-	11
Sale of investment properties	-	(197)	(197)
Fair value adjustment	(440)	(22)	(462)
Ending balance	15,254	406	15,660

	31 December 2021
	Commercial building	Lands*	Total
	USD ’000	USD ’000	USD ’000

Opening balance	18,168	1,844	20,012
Additions	36	-	36
Sale of investment properties	-	(1,128)	(1,128)
Transfer to property, premises and equipment	(1,312)	-	(1,312)
Fair value adjustment	(1,209)	(91)	(1,300)
Ending balance	15,683	625	16,308

*	Lands amounting to USD 406 thousand as at 30 June 2022 (31 December 2021: USD 625 thousand) are registered in the name of a former Director of International General Insurance Holdings Limited - Dubai. The Group has obtained a proxy and has full control over these investment properties (see note 14).

The fair values of investment properties have been determined by management and in doing so has considered a valuation performed by third parties who are specialists in valuing these types of investment properties. The valuation model used was in accordance with that recommended by the International Valuation Standards Committee. The investment properties are valued using the sales comparison approach. Under the sales comparison approach, a property’s fair value is estimated based on comparable transactions. The sales comparison approach is based upon the principle of substitution under which a potential buyer will not pay more for the property than it will cost to buy a comparable substitute property. The management believes that this valuation technique falls under level 3 of the fair value hierarchy since investment properties market is not very active.

The sensitivity of the Group’s interim condensed consolidated statement of income for the six months periods ended 30 June 2022 and 2021 to the change in the price used for the valuation of the investment properties was as follows:

			Impact on interim condensed consolidated statement of income for the change in price per square meter
	%	Average price per square meter	Increase	Decrease
		USD	USD ’000	USD ’000
Commercial building

30 June 2022	+/- 10	852	1,524	(1,524)
30 June 2021	+/- 10	971	1,735	(1,735)

			Impact on interim condensed consolidated statement of income for the change in price per square meter
	%	Average price per square meter	Increase	Decrease
		USD	USD ’000	USD ’000
Lands

30 June 2022	+/- 10	150	41	(41)
30 June 2021	+/- 10	188	141	(141)